DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Derivatives not designated as hedging instruments:
Total	$ 2,744	$ 694
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	2,210	608
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income		162
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	386	102
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ 148	$ (16)